Geographic information for offshore drilling operations	12 Months Ended
Dec. 31, 2016
Geographic information for offshore drilling operations [Abstract]
Geographic information for offshore drilling operations
16.  Geographic information for offshore drilling operations

The revenue shown in the table below is based upon the location where the drilling takes place:

Country	2014	2015	2016
Angola	807,742	527,098	500,413
Brazil	581,635	581,438	517,885
Congo	-	157,235	241,953
Norway	220,044	231,189	74,925
Falklands	-	154,606	21,106
Senegal	-	52,214	289,162
Ivory Coast	97,232	33,723	1,164
South Africa	110,424	-	-
Other service revenues	-	10,697	7,059
Total service revenues	$1,817,077	1,748,200	1,653,667

The drilling units the Leiv Eiriksson, the Eirik Raude, the Ocean Rig Corcovado, the Ocean Rig Olympia, the Ocean Rig Poseidon, the Ocean Rig Mykonos, the Ocean Rig Mylos, the Ocean Rig Skyros, the Ocean Rig Athena, the Ocean Rig Apollo and the Ocean Rig Paros constitute the Company's long lived assets. For the year ended, December 31, 2016 and 2015, other service revenues relate to management fees from the services provided by the Company to the offshore drilling unit Cerrado.